UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

               Oppenheimer Rochester North Carolina Municipal Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                    Date of fiscal year end: March 31
                                             --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.8%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--46.3%
$        500,000   Albermarle, NC Hospital Authority                                       5.250%     10/01/2038   $        472,815
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Asheville, NC COP 1                                                     5.125      06/01/2018             50,566
------------------------------------------------------------------------------------------------------------------------------------
         130,000   Asheville, NC COP 1                                                     6.500      02/01/2008            130,332
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Asheville, NC Hsg. Authority (Woodridge Apartments) 1                   5.750      11/20/2029            111,155
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Asheville, NC Hsg. Authority (Woodridge Apartments)                     5.800      11/20/2039             10,050
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Buncombe County, NC Center for Mental Retardation (Blue Ridge
                   Area Foundation) 1                                                      7.750      11/01/2017              9,927
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Charlotte, NC Douglas International Airport Special Facilities
                   (US Airways) 1                                                          5.600      07/01/2027             31,372
------------------------------------------------------------------------------------------------------------------------------------
         325,000   Charlotte, NC Douglas International Airport Special Facilities
                   (US Airways) 1                                                          7.750      02/01/2028            334,191
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Charlotte, NC Douglas International Airport, Series B 1                 6.000      07/01/2028             41,522
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Charlotte-Mecklenburg, NC Hospital Authority Health Care System
                   (CHS/CMC/CIR/MHSP Obligated Group)                                      5.000      01/15/2031             15,932
------------------------------------------------------------------------------------------------------------------------------------
          65,000   Charlotte-Mecklenburg, NC Hospital Authority Health Care System
                   (CHS/CMC/CIR/MHSP Obligated Group)                                      5.000      01/15/2031             65,128
------------------------------------------------------------------------------------------------------------------------------------
         285,000   Columbus County, NC IF&PCFA (International Paper Company) 1             5.800      12/01/2016            289,235
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Columbus County, NC IF&PCFA (International Paper Company) 1             5.850      12/01/2020             35,291
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Cumberland County, NC Finance Corp. (Detention Center & Mental
                   Health) 1                                                               5.250      06/01/2024             36,044
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Dare County, NC COP 1                                                   5.000      05/01/2019             25,127
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Durham, NC Hsg. Authority (Naples Terrace Apartments) 1                 5.700      06/01/2033            507,130
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Elizabeth City, NC Multifamily Hsg. (Walker Landing)                    5.125      03/20/2049            948,660
------------------------------------------------------------------------------------------------------------------------------------
         885,000   Gaston, NC IF&PCFA (National Gypsum) 1                                  5.750      08/01/2035            835,228
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Halifax County, NC IF&PCFA (Champion International Corp.) 1             5.450      11/01/2033            102,574
------------------------------------------------------------------------------------------------------------------------------------
          70,000   Halifax County, NC IF&PCFA (International Paper Company) 1              5.900      09/01/2025             70,563
------------------------------------------------------------------------------------------------------------------------------------
       2,400,000   Haywood County, NC IF&PCFA (International Paper Company)                4.450      03/01/2024          2,098,344
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Madison, NC Center For Mental Retardation (Blue Ridge Area
                   Foundation)                                                             7.750      11/01/2017             15,018
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Mecklenburg County, NC IF&PCFA (Fluor Corp.) 1                          5.250      12/01/2009             60,082
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC Appalachian State University (Utility System) 1                      5.000      05/15/2024             15,366
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NC Capital Facilities Finance Agency (Duke University) 1                5.125      10/01/2026              5,220
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NC Capital Facilities Finance Agency (Duke University)                  5.125      10/01/2041              5,147
------------------------------------------------------------------------------------------------------------------------------------
       5,220,000   NC Capital Facilities Finance Agency (NC A&T University
                   Foundation) 2                                                           3.460 3    06/01/2035          5,220,000
------------------------------------------------------------------------------------------------------------------------------------


             1 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         75,000   NC Centennial Authority Hotel Tax (Arena) 1                             5.125%     09/01/2019   $         76,599
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC Eastern Municipal Power Agency                                       5.125      01/01/2012             10,016
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NC Eastern Municipal Power Agency                                       5.125      01/01/2026             50,142
------------------------------------------------------------------------------------------------------------------------------------
          45,000   NC Eastern Municipal Power Agency                                       5.750      01/01/2026             45,867
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC Eastern Municipal Power Agency                                       6.500      01/01/2018             28,947
------------------------------------------------------------------------------------------------------------------------------------
         195,000   NC Eastern Municipal Power Agency, Series A 1                           5.750      01/01/2026            195,610
------------------------------------------------------------------------------------------------------------------------------------
         300,000   NC Eastern Municipal Power Agency, Series B 1                           5.500      01/01/2017            300,546
------------------------------------------------------------------------------------------------------------------------------------
         240,000   NC Eastern Municipal Power Agency, Series B                             5.500      01/01/2021            240,125
------------------------------------------------------------------------------------------------------------------------------------
         655,000   NC Eastern Municipal Power Agency, Series B 1                           5.500      01/01/2021            656,120
------------------------------------------------------------------------------------------------------------------------------------
         575,000   NC Eastern Municipal Power Agency, Series B 1                           5.500      01/01/2021            575,983
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NC Educational Facilities Finance Agency(Davidson College) 1            5.100      12/01/2012              5,008
------------------------------------------------------------------------------------------------------------------------------------
          60,000   NC Educational Facilities Finance Agency(St. Augustine's
                   College) 1                                                              5.250      10/01/2018             60,703
------------------------------------------------------------------------------------------------------------------------------------
          35,000   NC Fayetteville State University 1                                      8.200      10/01/2009             35,136
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC HFA 1                                                                5.450      01/01/2011             15,402
------------------------------------------------------------------------------------------------------------------------------------
          95,000   NC HFA                                                                  5.625      07/01/2030             95,941
------------------------------------------------------------------------------------------------------------------------------------
         280,000   NC HFA                                                                  5.750      03/01/2017            287,185
------------------------------------------------------------------------------------------------------------------------------------
          30,000   NC HFA 1                                                                6.000      01/01/2016             30,543
------------------------------------------------------------------------------------------------------------------------------------
         235,000   NC HFA                                                                  6.000      07/01/2016            238,746
------------------------------------------------------------------------------------------------------------------------------------
         400,000   NC HFA (Home Ownership)                                                 4.800      01/01/2039            366,600
------------------------------------------------------------------------------------------------------------------------------------
         500,000   NC HFA (Home Ownership)                                                 4.850      07/01/2038            464,380
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC HFA (Home Ownership)                                                 4.950      01/01/2032             14,459
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC HFA (Home Ownership)                                                 5.000      07/01/2015             25,384
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NC HFA (Home Ownership) 1                                               5.100      07/01/2017             20,716
------------------------------------------------------------------------------------------------------------------------------------
          70,000   NC HFA (Home Ownership) 1                                               5.150      01/01/2019             70,355
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Home Ownership) 1                                               5.200      01/01/2020             10,062
------------------------------------------------------------------------------------------------------------------------------------
          70,000   NC HFA (Home Ownership) 1                                               5.200      07/01/2026             70,151
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC HFA (Home Ownership) 1                                               5.250      07/01/2011             15,278
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC HFA (Home Ownership) 1                                               5.250      07/01/2020             15,318
------------------------------------------------------------------------------------------------------------------------------------
         235,000   NC HFA (Home Ownership) 1                                               5.250      01/01/2022            237,503
------------------------------------------------------------------------------------------------------------------------------------
         145,000   NC HFA (Home Ownership)                                                 5.250      07/01/2026            145,341
------------------------------------------------------------------------------------------------------------------------------------
          30,000   NC HFA (Home Ownership)                                                 5.250      07/01/2034             30,982
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC HFA (Home Ownership)                                                 5.375      01/01/2023             25,420
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Home Ownership) 1                                               5.375      01/01/2029             10,030
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NC HFA (Home Ownership)                                                 5.400      07/01/2032             20,065
------------------------------------------------------------------------------------------------------------------------------------
          55,000   NC HFA (Home Ownership) 1                                               5.950      01/01/2027             55,571
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Multifamily Mtg.) 1                                             5.350      09/01/2014             10,012
------------------------------------------------------------------------------------------------------------------------------------
          30,000   NC HFA (Multifamily Mtg.) 1                                             5.450      09/01/2024             30,018
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Multifamily Mtg.) 1                                             6.700      01/01/2027             10,014
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC HFA (Multifamily) 1                                                  5.950      07/01/2021             25,260
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NC HFA (Single Family) 1                                                5.200      03/01/2010              5,081
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC HFA (Single Family) 1                                                5.350      09/01/2028             25,968
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Single Family)                                                  5.375      09/01/2014             10,433
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NC HFA (Single Family)                                                  5.600      09/01/2019              5,178
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC HFA (Single Family) 1                                                5.700      09/01/2026             15,495
------------------------------------------------------------------------------------------------------------------------------------
          45,000   NC HFA (Single Family) 1                                                5.850      09/01/2028             46,145
------------------------------------------------------------------------------------------------------------------------------------


             2 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                           COUPON      MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         30,000   NC HFA (Single Family) 1                                                5.950%     09/01/2017   $         30,634
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NC HFA (Single Family) 1                                                6.125      03/01/2018             21,084
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Single Family)                                                  6.150      03/01/2017             10,287
------------------------------------------------------------------------------------------------------------------------------------
          40,000   NC HFA (Single Family) 1                                                6.200      03/01/2018             40,960
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NC HFA (Single Family) 1                                                6.250      03/01/2017             20,719
------------------------------------------------------------------------------------------------------------------------------------
         170,000   NC HFA (Single Family) 1                                                6.250      09/01/2027            175,081
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Single Family) 1                                                6.450      09/01/2027             10,155
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC HFA (Single Family) 1                                                6.600      09/01/2026             10,271
------------------------------------------------------------------------------------------------------------------------------------
         280,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.) 1              5.800      10/01/2034            283,542
------------------------------------------------------------------------------------------------------------------------------------
          30,000   NC Medical Care Commission (Baptist Retirement)                         6.300      10/01/2021             30,502
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC Medical Care Commission (Carolina Medicorp)                          5.250      05/01/2009             25,039
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NC Medical Care Commission (Carolina Medicorp) 1                        5.250      05/01/2026             20,023
------------------------------------------------------------------------------------------------------------------------------------
          95,000   NC Medical Care Commission (Catholic Health East) 1                     5.000      11/15/2018             97,086
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NC Medical Care Commission (Catholic Health East) 1                     5.000      11/15/2028             50,720
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC Medical Care Commission (Deerfield Episcopal Retirement
                   Community) 1                                                            5.000      11/01/2023             14,829
------------------------------------------------------------------------------------------------------------------------------------
          40,000   NC Medical Care Commission (First Health of the Carolinas) 1            5.000      10/01/2028             40,145
------------------------------------------------------------------------------------------------------------------------------------
          30,000   NC Medical Care Commission (Gaston Memorial Hospital) 1                 5.400      02/15/2011             30,075
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group) 1              5.000      02/15/2019             50,418
------------------------------------------------------------------------------------------------------------------------------------
         350,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group) 1              5.400      02/15/2011            350,623
------------------------------------------------------------------------------------------------------------------------------------
         100,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group)                5.500      02/15/2015            100,142
------------------------------------------------------------------------------------------------------------------------------------
         245,000   NC Medical Care Commission (GHC/GHS/GMH Obligated Group) 1              5.500      02/15/2019            245,245
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes
                   Obligated Group) 1                                                      5.500      10/01/2031             24,146
------------------------------------------------------------------------------------------------------------------------------------
         270,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes
                   Obligated Group) 1                                                      5.600      10/01/2036            262,278
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC Medical Care Commission (Grace Healthcare System) 1                  5.250      10/01/2016             10,048
------------------------------------------------------------------------------------------------------------------------------------
         200,000   NC Medical Care Commission (Halifax Regional Medical Center) 1          5.000      08/15/2018            186,902
------------------------------------------------------------------------------------------------------------------------------------
          55,000   NC Medical Care Commission (Halifax Regional Medical Center)            5.000      08/15/2024             48,547
------------------------------------------------------------------------------------------------------------------------------------
         180,000   NC Medical Care Commission (Moravian Home) 1                            5.100      10/01/2030            155,342
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC Medical Care Commission (Novant Health) 1                            5.000      10/01/2018             10,204
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC Medical Care Commission (Novant Health) 1                            5.000      10/01/2024             25,458
------------------------------------------------------------------------------------------------------------------------------------
          40,000   NC Medical Care Commission (Novant Health)                              5.000      10/01/2028             40,717
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NC Medical Care Commission (Novant Health) 1                            5.125      05/01/2016             50,069
------------------------------------------------------------------------------------------------------------------------------------
          45,000   NC Medical Care Commission (Novant Health) 1                            5.250      05/01/2021             45,063
------------------------------------------------------------------------------------------------------------------------------------
         215,000   NC Medical Care Commission (Novant Health) 1                            5.250      05/01/2026            215,243
------------------------------------------------------------------------------------------------------------------------------------


             3 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON      MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        950,000   NC Medical Care Commission (Novant
                   Health/FMH/PH Obligated Group)                                          5.000%     11/01/2039   $        944,091
------------------------------------------------------------------------------------------------------------------------------------
          60,000   NC Medical Care Commission (Rex Healthcare) 1                           5.000      06/01/2023             60,882
------------------------------------------------------------------------------------------------------------------------------------
          15,000   NC Medical Care Commission (Scotland Health
                   Memorial Hospital)                                                      5.375      10/01/2011             15,013
------------------------------------------------------------------------------------------------------------------------------------
         750,000   NC Medical Care Commission (Southminster)                               5.750      10/01/2037            737,850
------------------------------------------------------------------------------------------------------------------------------------
         145,000   NC Medical Care Commission (Southminster) 1                             6.125      10/01/2018            145,389
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC Medical Care Commission (St. Josephs) 1                              5.125      10/01/2028             25,643
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC Medical Care Commission (St. Josephs) 1                              5.125      10/01/2028             10,196
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC Medical Care Commission (STHS) 1                                     6.250      10/01/2019             25,874
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC Medical Care Commission
                   (STHS/STMH/STM/HCC)                                                     6.375      10/01/2029             10,306
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NC Medical Care Commission (STTLC) 1                                    5.375      10/01/2014             20,234
------------------------------------------------------------------------------------------------------------------------------------
          60,000   NC Medical Care Commission (STTLC) 1                                    5.375      10/01/2019             60,688
------------------------------------------------------------------------------------------------------------------------------------
          75,000   NC Medical Care Commission (The DePaul Group) 1                         6.125      01/01/2028             76,500
------------------------------------------------------------------------------------------------------------------------------------
          45,000   NC Medical Care Commission (Village at
                   Brookwood) 1                                                            6.375      01/01/2022             44,144
------------------------------------------------------------------------------------------------------------------------------------
          70,000   NC Medical Care Commission (Wake County
                   Hospital System)                                                        5.250      10/01/2017             71,506
------------------------------------------------------------------------------------------------------------------------------------
         830,000   NC Medical Care Commission (Wake County
                   Hospital System) 1                                                      5.375      10/01/2026            847,579
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NC Medical Care Commission (Wayne Memorial
                   Hospital/Wayne Health Corp.) 1                                          5.000      10/01/2021             50,930
------------------------------------------------------------------------------------------------------------------------------------
         135,000   NC Medical Care Commission (Well-Spring
                   Retirement Community) 1                                                 5.375      01/01/2020            128,465
------------------------------------------------------------------------------------------------------------------------------------
          35,000   NC Medical Care Commission (Well-Spring
                   Retirement Community) 1                                                 6.250      01/01/2027             34,998
------------------------------------------------------------------------------------------------------------------------------------
          10,000   NC Medical Care Commission Hospital (Almance
                   Health System) 1                                                        5.500      08/15/2013             10,018
------------------------------------------------------------------------------------------------------------------------------------
         115,000   NC Medical Care Commission Hospital (Almance
                   Health System) 1                                                        5.500      08/15/2024            115,162
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NC Medical Care Commission Retirement Facilities
                   (Cypress Glen Retirement Community) 1                                   6.000      10/01/2033              4,884
------------------------------------------------------------------------------------------------------------------------------------
          40,000   NC Medical Care Commission Retirement Facilities
                   (Givens Estates) 1                                                      4.375      07/01/2009             39,300
------------------------------------------------------------------------------------------------------------------------------------
          25,000   NC Medical Care Commission Retirement Facilities
                   (The Forest at Duke)                                                    5.100      09/01/2013             24,689
------------------------------------------------------------------------------------------------------------------------------------
           5,000   NC Medical Care Commission Retirement Facilities
                   (The United Methodist Retirement Homes) 1                               5.500      10/01/2035              4,436
------------------------------------------------------------------------------------------------------------------------------------
       1,850,000   NC Medical Care Commission Retirement Facilities
                   (Village at Brookwood) 1                                                5.250      01/01/2032          1,584,840
------------------------------------------------------------------------------------------------------------------------------------
          20,000   NC Municipal Power Agency 1                                             5.000      01/01/2020             20,424
------------------------------------------------------------------------------------------------------------------------------------
          80,000   NC Municipal Power Agency 1
                                                                                           5.125      01/01/2015             80,918
------------------------------------------------------------------------------------------------------------------------------------
          50,000   NC Municipal Power Agency                                               5.125      01/01/2017             51,079
------------------------------------------------------------------------------------------------------------------------------------
         540,000   NC Municipal Power Agency 1                                             5.125      01/01/2017            546,259
------------------------------------------------------------------------------------------------------------------------------------
          65,000   Northampton County, NC IF&PCFA (Champion
                   International Corp.) 1                                                  6.450      11/01/2029             66,389
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Raleigh Durham, NC Airport Authority 1                                  5.000      05/01/2037             97,884
------------------------------------------------------------------------------------------------------------------------------------


             4 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON      MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         40,000   Raleigh, NC GO 1                                                        5.500%     06/01/2009   $         40,473
                                                                                                                   -----------------
                                                                                                                         25,000,497
U.S. POSSESSIONS--73.5%
         100,000   Guam Education Financing Foundation COP 1                               5.000      10/01/2023            102,630
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Guam GO                                                                 5.375      11/15/2013             30,013
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Guam Hsg. Corp. (Single Family Mtg.)                                    5.750      09/01/2031             42,352
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Guam Power Authority, Series A                                          5.250      10/01/2013             40,009
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Guam Power Authority, Series A                                          5.250      10/01/2023             72,460
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Guam Power Authority, Series A                                          5.250      10/01/2023             60,322
------------------------------------------------------------------------------------------------------------------------------------
      67,775,000   Guam Tobacco Settlement Economic Devel. &
                   Commerce Authority (TASC)                                               7.250 4    06/01/2057          1,946,498
------------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Northern Mariana Islands Ports Authority, Series A                      5.000      06/01/2030          1,254,778
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Puerto Rico Aqueduct & Sewer Authority                                  5.000       7/01/2019             20,534
------------------------------------------------------------------------------------------------------------------------------------
       1,210,000   Puerto Rico Children's Trust Fund (TASC)                                5.375      05/15/2033          1,186,925
------------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Puerto Rico Children's Trust Fund (TASC)                                5.500      05/15/2039          1,219,813
------------------------------------------------------------------------------------------------------------------------------------
       3,270,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043          3,217,942
------------------------------------------------------------------------------------------------------------------------------------
      16,000,000   Puerto Rico Children's Trust Fund (TASC)                                6.342 4    05/15/2050            879,520
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Puerto Rico Commonwealth GO 1                                           0.000 5    07/01/2028             98,921
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Puerto Rico Commonwealth GO 1                                           5.000      07/01/2026             99,225
------------------------------------------------------------------------------------------------------------------------------------
          70,000   Puerto Rico Commonwealth GO 1                                           5.125      07/01/2031             69,339
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2024          1,018,870
------------------------------------------------------------------------------------------------------------------------------------
         395,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2030            398,097
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico Electric Power Authority 1                                  5.250      07/01/2029             10,617
------------------------------------------------------------------------------------------------------------------------------------
         185,000   Puerto Rico Electric Power Authority, Series DD                         5.000      07/01/2028            189,655
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Electric Power Authority, Series DD                         5.000      07/01/2028             15,377
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Puerto Rico Electric Power Authority, Series TT                         5.000      07/01/2037          2,445,275
------------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Puerto Rico Electric Power Authority, Series UU 6                       4.205 3    07/01/2031          3,599,400
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico HFC 1                                                       5.100      12/01/2018             10,060
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Puerto Rico HFC (Homeowner Mtg.)                                        5.100      12/01/2031             55,005
------------------------------------------------------------------------------------------------------------------------------------
         445,000   Puerto Rico HFC, Series B 1                                             5.300      12/01/2028            449,472
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico Highway & Transportation Authority 1                        5.000      07/01/2022             25,090
------------------------------------------------------------------------------------------------------------------------------------
       3,200,000   Puerto Rico Highway & Transportation Authority,
                   Series N 6                                                              4.035 3    07/01/2045          2,815,972
------------------------------------------------------------------------------------------------------------------------------------
         335,000   Puerto Rico IMEPCF (American Airlines) 1                                6.450      12/01/2025            330,501
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Puerto Rico IMEPCF (American Home Products) 1                           5.100      12/01/2018             37,168
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico Industrial Devel. Company, Series B 1                       5.375      07/01/2016              51,090
------------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Puerto Rico Infrastructure                                              5.000      07/01/2046          1,331,988
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Puerto Rico Infrastructure                                              5.500      10/01/2040             21,105
------------------------------------------------------------------------------------------------------------------------------------
         260,000   Puerto Rico Infrastructure (Mepsi Campus)                               5.600      10/01/2014            257,962
------------------------------------------------------------------------------------------------------------------------------------
         725,000   Puerto Rico Infrastructure (Mepsi Campus)                               6.250      10/01/2024            708,746
------------------------------------------------------------------------------------------------------------------------------------
       2,120,000   Puerto Rico Infrastructure (Mepsi Campus)                               6.500      10/01/2037          2,073,360
------------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.000      03/01/2036          1,502,804
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.375      02/01/2019             35,305
------------------------------------------------------------------------------------------------------------------------------------
          80,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.375      02/01/2029             78,123
------------------------------------------------------------------------------------------------------------------------------------
         615,000   Puerto Rico Port Authority (American Airlines),
                   Series A 1                                                              6.250      06/01/2026            579,976
------------------------------------------------------------------------------------------------------------------------------------
       1,315,000   Puerto Rico Port Authority (American Airlines),
                   Series A                                                                6.300      06/01/2023          1,254,510
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Puerto Rico Port Authority, Series D 1                                  6.000      07/01/2021             55,161
------------------------------------------------------------------------------------------------------------------------------------


             5 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON      MATURITY                VALUE
------------------------------------------------------------------------------------------------------------------------------------
$         35,000   Puerto Rico Port Authority, Series D 1                                  7.000%     07/01/2014   $         35,150
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico Public Buildings Authority 1                                5.125      07/01/2017             10,162
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Puerto Rico Public Buildings Authority 1                                5.250      07/01/2033             35,029
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Puerto Rico Public Buildings Authority, Series B 1                      5.000      07/01/2012             76,212
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico Public Buildings Authority, Series D 1                      5.250      07/01/2036              4,982
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico Public Finance Corp., Series A 1                            5.750      08/01/2027             10,471
------------------------------------------------------------------------------------------------------------------------------------
       6,500,000   Puerto Rico Sales Tax Financing Corp., Series A                         4.221 3    08/01/2057          5,960,565
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Sales Tax Financing Corp., Series A                         5.250      08/01/2057          2,050,640
------------------------------------------------------------------------------------------------------------------------------------
         200,000   University of Puerto Rico 1                                             5.000      06/01/2025            199,186
------------------------------------------------------------------------------------------------------------------------------------
         250,000   University of Puerto Rico 1                                             5.000      06/01/2026            248,058
------------------------------------------------------------------------------------------------------------------------------------
         300,000   University of Puerto Rico, Series Q 1                                   5.000      06/01/2030            294,630
------------------------------------------------------------------------------------------------------------------------------------
          50,000   V.I. Public Finance Authority (Gross Receipts
                   Taxes Loan) 1                                                           5.000      10/01/2031             46,704
------------------------------------------------------------------------------------------------------------------------------------
         240,000   V.I. Public Finance Authority (Hovensa Refinery) 1                      6.125      07/01/2022            244,027
------------------------------------------------------------------------------------------------------------------------------------
         200,000   V.I. Public Finance Authority (Hovensa) 1                               5.875      07/01/2022            203,998
------------------------------------------------------------------------------------------------------------------------------------
         300,000   V.I. Public Finance Authority, Series A 1                               5.625      10/01/2025            300,198
------------------------------------------------------------------------------------------------------------------------------------
         175,000   V.I. Public Finance Authority, Series A                                 5.625      10/01/2025            175,116
------------------------------------------------------------------------------------------------------------------------------------
          50,000   V.I. Public Finance Authority, Series E                                 6.000      10/01/2022             50,607
                                                                                                                   -----------------
                                                                                                                         39,637,705
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $67,959,700)-119.8%                                                                    64,638,202
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.8)                                                                            (10,676,421)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     53,961,781
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $5,220,000, which represents 9.67% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ARC         Assoc. of Retarded Citizens
CHS         Catholic Health Service
CIR         Charlotte Institute of Rehabilitation
CMC         Carolinas Medical Center
COP         Certificates of Participation
FMH         Forsyth Memorial Hospital
GHC         Gaston Health Care
GHS         Gaston Health Services
GMH         Gaston Memorial Hospital
GO          General Obligation
HCC         Home Care of the Carolinas
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
IF&PCFA     Industrial Facilities & Pollution Control Financing Authority
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
MHSP        Mercy Hospital South Pineville


             6 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

PH           Presbyterian Hospital
ROLs         Residual Option Longs
STHS         Stanly Health Services
STM          Stanly Manor
STMH         Stanly Memorial Hospital
STTLC        Stanly Total Living Center
TASC         Tobacco Settlement Asset-Backed Bonds
V.I.         United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $520,372 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $6,415,372 shown


             7 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $5,895,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                    COUPON   MATURITY
   AMOUNT   INVERSE FLOATER 1                                RATE 2       DATE          VALUE
---------------------------------------------------------------------------------------------
$ 400,000   Puerto Rico Electric Power Authority ROLs 3       9.656%     7/1/31   $      (600)
            Puerto Rico Highway & Transportation Authority
  905,000   ROLs                                              4.046      7/1/45       520,972
                                                                                  -----------
                                                                                  $   520,372
                                                                                  ===========

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 6-7 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $3,600,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.


             8 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $       67,959,700
                                          ==================

Gross unrealized appreciation             $           45,627
Gross unrealized depreciation                     (3,367,125)
                                          ------------------
Net unrealized depreciation               $       (3,321,498)
                                          ==================


             9 | OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008